Consolidated Statement of Stockholders' Equity Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest Insubsidiary [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 883	$ 408,876	$ (1,000)	$ 1,805,813	$ (12,439)	$ 315,832	$ (6,450,170)	$ (3,932,205)
Beginning Balance, shares at Dec. 31, 2020	88,235	4,088,762,156
Conversion of convertible notes		$ 60,100		189,839				249,939
Conversion of convertible notes, shares		600,999,995
Foreign currency adjustment						(17,909)		(17,909)
Net loss							(51,874)	(51,874)
Ending balance, value at Mar. 31, 2021	$ 883	$ 468,976	(1,000)	1,995,652	(12,439)	297,923	(6,502,044)	(3,752,049)
Ending Balance, shares at Mar. 31, 2021	88,235	4,689,762,151
Beginning balance, value at Dec. 31, 2021	$ 883	$ 519,782	(1,000)	20,248,703	2,358,227	(284,463)	(11,276,490)	11,565,642
Beginning Balance, shares at Dec. 31, 2021	88,235	5,197,821,885
Common stock issued for cash		$ 20,012		7,679,988				7,700,000
Common stock issued for cash, shares		200,121,061
Foreign currency adjustment						(219,569)		(219,569)
Net loss							(5,384,270)	(5,384,270)
Ending balance, value at Mar. 31, 2022	$ 883	$ 539,794	$ (1,000)	$ 27,928,691	$ 2,358,227	$ (504,032)	$ (16,660,760)	$ 13,661,803
Ending Balance, shares at Mar. 31, 2022	88,235	5,397,942,946